Loss per Share	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Loss per Share
Loss per Share

Note 15—Loss per Share

The following sets forth the computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock for the periods indicated (unaudited, in thousands except for per share amounts):

	Three Months Ended December 31, 2013	Three Months Ended December 31, 2012	Nine Months Ended December 31, 2013	Nine Months Ended December 31, 2012	Cumulative from August 5, 2010 (Inception) through December 31, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Numerator
Net loss attributable to Prospect Global Resources Inc.	$(20,585)	$(34,085)	$(37,930)	$(62,764)	$(198,184)
Undeclared Preferred Stock Dividends	(467)	—	(467)	—	(467)
Net loss applicable to common shares for basic and diluted earnings per share	(21,052)	(34,085)	(38,397)	(62,764)	(198,651)
Denominator
Weighted average number of common shares outstanding — basic	4,203	1,286	2,820	1,058	1,393
Dilution effect of restricted stock and warrants	—	—	—	—	—
Weighted average number of common shares outstanding — fully diluted	4,203	1,286	2,820	1,058	1,393
Basic and fully diluted loss per share of common stock	$(5.01)	$(26.50)	$(13.62)	$(59.32)	$(142.61)

Our outstanding warrants and options (described in Note 11 — Equity Based Compensation, Note 12 — Warrants and Note 13 — Stockholders’ Equity), were not included in the computation of Loss per Share above as to do so would have been antidilutive for the periods presented. These potentially dilutive warrants and options totaled approximately 8.0 million shares as of December 31, 2013.

Note 15—Loss per Share

The following sets forth the computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock for the periods indicated:

	Year Ended March 31, 2013	Year Ended March 31, 2012	Cumulative from August 5, 2010 (Inception) through March 31, 2013
	(thousands, except per share amounts)
Net loss attributable to Prospect Global Resources Inc.	$(79,854)	$(63,566)	$(160,254)
Weighted average number of common shares outstanding — basic	1,155	560	716
Dilution effect of restricted stock and warrants	—	—	—
Weighted average number of common shares outstanding — fully diluted	1,155	560	716
Loss per share of common stock:
Basic and fully diluted loss per share of common stock	$(69.14)	$(113.51)	$(223.82)

The Company has issued warrants to purchase shares of our common stock. These warrants, along with outstanding options (described in Note 13—Equity Based Compensation and Note 14—Shareholders’ Equity), were not included in the computation of loss per share above as to do so would have been antidilutive for the periods presented. The potentially dilutive warrants, grants and options totaled 0.6 million shares as of March 31, 2013.